Total Capital and Net Income Per Common Unit - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Unit [Line Items]
Days after year-end where limited partner's have right to receive cash distribution		45 days
Minimum percentage of holding by unitholders to remove general partner		66.67%
Distributions payable		$ 62,150,000	$ 45,467,000	$ 255,519,000
Common Units
Capital Unit [Line Items]
Cash distributions (USD per unit)		$ 0.4625	$ 0.4625	$ 0.4625
Teekay Corporation
Capital Unit [Line Items]
General partner interest percentage	2.00%	2.00%
Public
Capital Unit [Line Items]
General partner's proportionate contribution		68.30%
Limited Partners | Common Units
Capital Unit [Line Items]
Distributions payable		$ 44,584,000	$ 44,557,000	$ 220,772,000
Limited Partners | Preferred Units
Capital Unit [Line Items]
Distributions payable		16,657,000
Limited Partners | Preferred Units | Series A Preferred Units
Capital Unit [Line Items]
Distributions payable		11,300,000	2,700,000	0
Limited Partners | Preferred Units | Series B Preferred Units
Capital Unit [Line Items]
Distributions payable		$ 2,700,000	$ 0	$ 0